Dividends on ordinary shares and preference shares	6 Months Ended
Jun. 30, 2024
Dividends [Abstract]
Dividends on ordinary shares and preference shares	Dividends on ordinary shares and preference shares

	Half year ended 30.06.24	Half year ended 30.06.23

Dividends paid during the period	£m	£m
Ordinary shares	852	700
Preference shares	21	19
Total	873	719
No interim dividend in respect of the six months ended 30 June 2024 was proposed.